MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION

3 MATERIAL ACCOUNTING POLICY INFORMATION

These consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies set out below.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment.

For financial instruments which are transacted at fair value and a valuation technique that unobservable inputs are to be used to measure fair value in subsequent periods, the valuation technique is calibrated so that at initial recognition the results of the valuation technique equals the transaction price, where the highest level of inputs available are used in the valuation.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Material accounting policy information adopted by the Group is disclosed below.

Basis of consolidation

The consolidated financial statements incorporate the consolidated financial statements of DSL Group and the financial statements of the Company. The consolidated financial statements of DSL Group have been combined with those of the Company from 26 January 2024.

Control is achieved when the Company:

●	has power over the investee;

●	is exposed, or has rights, to variable returns from its involvement with the investee; and

●	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each item of other comprehensive income are attributed to the ordinary equity holders of the Company and to the non-controlling interests. Total comprehensive income or loss of subsidiaries is attributed to the ordinary equity holders of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Deemed reverse acquisition

The acquisition method of accounting is used to account for all deemed reverse acquisitions where in substance an operating company is acquired by a shell company where the shareholders of the operating company obtain control of the shell company.

With respect to the Transaction, DSL is the operating company while the Company is considered as shell company.

Identifying the accounting acquirer/accounting acquiree:

The Company is considered as the legal acquirer and the accounting acquiree. Control is obtained by Original Shareholders as the Company, on 15 July 2024, issued 6,869,960 Ordinary Shares and 1,291,910 Preferred Shares which allowed the Original shareholder to hold the majority of issued share capital and voting rights of the Company.

Determining the deemed consideration transferred:

The deemed consideration transferred for the deemed reverse acquisition of the Company is the fair value of the shares which DSL would have had to issue in establishing the same post transaction control structure but as if it were the legal acquirer. Given there is no change to the control structure after the Transaction, the deemed consideration is determined as $Nil.

Fair value of assets and liabilities acquired in a deemed reverse acquisition:

Identifiable assets acquired and liabilities assumed in a deemed reversed acquisition are, with limited exceptions, measured initially at their fair values at the acquisition date. For the Transaction, the net assets acquired from the Company are solely current account with DSL, and its carrying value approximates fair value and is considered insignificant.

Calculate the Transaction expense:

The excess of the deemed consideration transferred over the fair value of the net identifiable assets acquired from the Company is considered insignificant to be recognized as an expense under IFRS 2 in the Group’s consolidated statement of profit or loss.

Presentation of the combined financial statements post deemed reverse acquisition:

Under the Transaction, the Company being the accounting acquiree (legal acquirer), becomes the ultimate parent holding company of the Group, however, the consolidated financial statement represents a continuation of DSL, the accounting acquirer (legal acquiree) with the exception of the legal capital structure.

These consolidated financial statements incorporate the financial statements items of the combining entities, i.e. the Company and DSL Group, in which the combination occurs as if they had been combined from the date when the combining entities first came under the control of the substantial shareholders.

The net assets of the combining entities are consolidated using the existing book values from the substantial shareholder’s perspective. No amount is recognized in respect of goodwill or bargain purchase gain at the time of combination.

The consolidated statement of profit or loss and other comprehensive loss includes the results of each of the combining entities from the earliest date presented or since the date when the combining businesses first came under the control of the substantial shareholder, where this is a shorter period, i.e. the date of incorporation of the Company on 26 January 2024.

Shareholders’ equity of DSL prior to the Transaction is retrospectively adjusted as a recapitalization for the equivalent number of shares received and on a pro rata basis, together with the impact of the Share Subdivision for prior reporting periods. Accumulated losses and relevant reserves of the DSL are carried forward after the Transaction. Any difference to shareholders equity of DSL arising from the recapitalization of share capital and equity instruments issued is recorded in equity under the capital reserve.

Earnings per share

Earnings per share for periods prior to the Recapitalization are retrospectively adjusted to reflect the number of equivalent shares received by the accounting acquirer, DSL, based on the number of shares outstanding on the reporting dates multiplied by the exchange ratio. The exchange ratio being the combination of the share exchange swap of one ordinary share of DSL for 410 Ordinary Shares multiplied by a factor of two to reflect the Share Subdivision and one series A preferred share of DSL for 410 Preferred Shares multiplied by a factor of two to reflect the Share Subdivision.

Revenue recognition

The Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the services underlying the particular performance obligation is transferred to the customer. A performance obligation represents a service (or a bundle of goods or services) that is distinct or a series of distinct services that are substantially the same.

Except for granting of a license that is distinct from other promised services, control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;
●	the Group’s performance creates or enhances an asset that the customer controls as the Group performs; or
●	the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct service.

For granting of a license that is distinct from other promised services, the nature of the Group’s promise in granting a license is a promise to provide a right to access the Group’s intellectual property if all of the following criteria are met:

●	the contract requires, or the customer reasonably expects, that the Group will undertake activities that significantly affect the intellectual property to which the customer has rights;
●	the rights granted by the license directly expose the customer to any positive or negative effects of the Group’s activities; and
●	those activities do not result in the transfer of a good or a service to the customer as those activities occur.

If the criteria above are met, the Group accounts for the promise to grant a license as a performance obligation satisfied over time. Otherwise, the Group considers the grant of license as providing the customers the right to use the Group’s intellectual property and the performance obligation is satisfied at a point in time at which the license is granted.

A contract asset represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer that is not yet unconditional. It is assessed for impairment in accordance with IFRS 9. In contrast, a receivable represents the Group’s unconditional right to consideration, i.e. only the passage of time is required before payment of that consideration is due.

A contract liability represents the Group’s obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

A contract asset and a contract liability relating to the same contract are accounted for and presented on a net basis.

Over time revenue recognition - Input method

The progress towards complete satisfaction of a performance obligation is measured based on input method, which is to recognize revenue on the basis of the Group’s efforts or inputs to the satisfaction of a performance obligation relative to the total expected inputs to the satisfaction of that performance obligation, that best depict the Group’s performance in transferring control of services.

Government grants

Government grants are not recognised until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.

Government grants related to income that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognised in profit or loss in the period in which they become receivable. Government grants relating to compensation of expenses are deducted from the related expenses, other government grants are presented under “other income, gains or (losses)”.

Research and development expenditure

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from development activities (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible asset is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

During each of the years ended 31 March 2023, 2024 and 2025, no research and development expenditure is recognized as an internally generated intangible asset.

Foreign currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.

For the purposes of presenting the combined financial statements, the assets and liabilities of the Group’s operations are translated into the presentation currency of the Group (i.e. USD) using exchange rates prevailing at the end of each reporting period. Income and expenses items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the heading of exchange reserve (attributed to non-controlling interests as appropriate).

Borrowing costs

Borrowing costs are recognized in the statement of profit or loss in the period in which they are incurred.

Employee benefits

Retirement benefit costs

Payments made by the Group to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

Short-term employee benefits

Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense unless another IFRSs requires or permits the inclusion of the benefit in the cost of an asset.

A liability is recognized for benefits accruing to employees (such as salaries and annual leave) after deducting any amount already paid.

Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market vesting conditions is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity (share option reserve). At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest based on assessment of all relevant non-market vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share option reserve. For share options that vest immediately at the date of grant, the fair value of the share options granted is expensed immediately to the statement of profit or loss.

When share options are exercised, the amount previously recognized in share option reserve will be transferred to share capital. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share option reserve will be transferred to accumulated losses.

Taxation

Income tax expense (benefit) represents the sum of the current tax and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit recognized in the consolidated statement of profit or loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against deductible temporary differences, unused tax losses or unused tax credits. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the deferred liability is settled or the deferred asset is realized, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognized in profit or loss.

Lease

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group as lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Group applies practical expedient not to separate non-lease components from lease component, and instead account for the lease component and any associated non-lease components as a single lease component.

In applying IFRS 16, the Group elected a simplified approach for leases with a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as expense on a straight-line basis.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

Right-of use assets

The right-of-use asset is initially recognized at cost comprising of:

●	amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date, less any lease incentives received;
●	any initial direct costs incurred by the Group; and
●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

The Group presents right-of-use assets as a separate line item on the consolidated statement of financial position.

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable by the Group under residual value guarantees;
●	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
●	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments. The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever:

●	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.
●	the lease payments change due to changes in market rental rates following a market rent review, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

The Group presents lease liabilities as a separate line item on the consolidated statement of financial position.

Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its tangible assets with finite useful lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).

The recoverable amounts of relevant assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash generating unit to which the asset belongs.

In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Cash and cash equivalents

Cash and cash equivalents mainly comprised of cash at different banks. The Company considers all short-term investments with an original maturity of three months or less when purchased as cash and cash equivalents. As of 31 March 2025 and 2024, the Group did not have such short term investments.

Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognized and derecognized on a settlement date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.

Financial assets and financial liabilities are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets or financial liabilities at fair value through profit or loss (“FVTPL”)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets

Classification and subsequent measurement of financial assets

Financial assets that meet the following conditions are subsequently measured at amortized cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows; and
●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All other financial assets are subsequently measured at FVTPL.

Amortized cost and interest income

Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit-impaired. At the end of the reporting period, trade and other receivables are measured at amortized cost.

Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortized cost or Fair Value Through Other Comprehensive Income (“FVTOCI”) or designated as FVTOCI are measured at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss excludes any dividend or interest earned on the financial asset.

Impairment of financial assets subject to impairment assessment under IFRS 9

The Group performs impairment assessment under expected credit loss (“ECL”) model on financial assets (including trade and other receivables and amounts due from an associate/shareholders/related companies) which are subject to impairment assessment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognizes lifetime ECL for trade receivables.

For all other instruments, the Group measures the loss allowance equal to 12-month expected credit loss (“ECL”), unless there has been a significant increase in credit risk since initial recognition, in which case the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Transaction costs directly attributable to the issuance of new shares in the IPO are accounted for as a deduction from share premium. Other offering-related costs are expensed in the consolidated statement of profit or loss and other comprehensive loss.

Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration of an acquirer in a business combination to which IFRS 3 applies, (ii) held for trading or (iii) it is designated as at FVTPL.

A financial liability is held for trading if:

●	it has been acquired principally for the purpose of repurchasing it in the near term; or
●	on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or
●	it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.

A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if:

●	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or
●	the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed, and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or
●	it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated as at FVTPL.

For financial liabilities that are designated as at FVTPL, the amount of changes in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss.

Financial liabilities at amortized cost

Financial liabilities including other payables and amounts due to an associate/related parties/directors are subsequently measured at amortized cost, using the effective interest method.

Redeemable Preferred shares/ convertible loan notes

At the date of issue, redeemable preferred shares and convertible loan notes are designated as at FVTPL with both the debt component and derivative components recognized at fair value. In subsequent period, changes in fair value are recognized in profit or loss as fair value gain or loss except for changes in the fair value that is attributable to changes in the credit risk (excluding changes in fair value of the derivatives component) is recognized in other comprehensive income, unless the recognition of the effects of changes in the credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value attributable to the credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss, they are transferred to retained profits upon derecognition.

Transaction costs relating to the issue of all these instruments are charged to profit or loss immediately.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Related parties

A related party is a person or entity that is related to the Group.

(a)	A person or a close member of that person’s family is related to the Group if that person:

i.	has control or joint control over the Group;
ii.	has significant influence over the Group; or
iii.	is a member of key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions apply:

i.	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
ii.	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
iii.	Both entities are joint ventures of the same third party.
iv.	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
v.	The entity is a post-employment benefit plan for the benefit of the employees of the Group or an entity related to the Group.
vi.	The entity is controlled or jointly controlled by a person identified in (a).
vii.	A person identified in (a)(i) has significant influence over the entity or is a member of key management personnel of the entity (or of a parent of the entity).
viii.	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when:

●	It is expected to be realized or intended to be sold or consumed in normal operating cycle;
●	It is held primarily for the purpose of trading;
●	It is expected to be realized within twelve months after the reporting period; or
●	It is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

●	It is expected to be settled in normal operating cycle;
●	It is held primarily for the purpose of trading;
●	It is due to be settled within twelve months after the reporting period; or
●	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.